UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30

Date of reporting period: 12/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 91.6%

ARGENTINA - 0.6%
Grupo Supervielle S.A. (DR) (1)	409,640	$5,383

BRAZIL - 9.1%
Hypermarcas S.A. (2)	3,060,900	24,481
Kroton Educacional S.A. (2)	6,936,500	28,197
Lojas Renner S.A. (2)	1,526,513	10,818
Qualicorp S.A. (2)	3,587,000	21,134

		84,630

CHINA - 20.7%
Alibaba Group Holding Ltd. (DR) (1)	393,074	34,516
Baidu, Inc. (DR) (1)	169,143	27,809
Kweichow Moutai Co., Ltd., Class A	512,369	24,633
Shanghai International Airport Co., Ltd., Class A	6,396,898	24,421
Sinopharm Group Co., Ltd., Class H	6,034,900	24,865
Tencent Holdings Ltd.	1,582,800	38,720
Yum China Holdings, Inc. (1)	690,474	18,035

		192,999

DENMARK - 0.9%
Novo Nordisk AS (DR)	243,368	8,727

EGYPT - 0.3%
Commercial International Bank Egypt S.A.E. (2)	775,013	3,123

FRANCE - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	50,330	9,610

HONG KONG - 5.9%
AIA Group Ltd.	7,053,100	39,793
Sands China Ltd.	3,605,400	15,668

		55,461

INDIA - 10.1%
Aurobindo Pharma Ltd.	1,133,752	11,159
Dish TV India Ltd. (1)	15,125,168	18,820
Eicher Motors Ltd.	43,321	13,899
HDFC Bank Ltd. (DR)	650,623	39,480
PVR Ltd.	652,769	10,993

		94,351

INDONESIA - 2.6%
Bank Mandiri Persero Tbk PT	9,152,800	7,864
Matahari Department Store Tbk PT	9,315,900	10,458
Media Nusantara Citra Tbk PT	44,154,200	5,752

		24,074

KOREA - 1.5%
Cosmax, Inc. (1)(2)	41,785	4,131
SK Hynix, Inc. (1)(2)	278,520	10,181

		14,312

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

MALAYSIA - 0.4%
My EG Services Bhd	11,163,300	3,757

MEXICO - 3.2%
Grupo Televisa S.A.B. (DR)	1,413,774	29,534

NETHERLANDS - 4.1%
Unilever N.V. (DR)	932,106	38,379

PANAMA - 0.8%
Copa Holdings S.A., Class A (3)	81,225	7,378

PERU - 1.6%
Credicorp Ltd.	93,907	14,824

PHILIPPINES - 1.1%
Puregold Price Club, Inc. (2)	13,072,300	10,243

RUSSIA - 7.1%
Magnit PJSC (DR)	955,439	42,183
Yandex N.V., Class A (1)	1,176,861	23,690

		65,873

SAUDI ARABIA - 0.7%
Al Tayyar Travel Group, Equity-Linked Security (1)(2)(3)(4)(5)	704,207	6,869

SOUTH AFRICA - 2.5%
Mr Price Group Ltd.	1,563,421	18,163
Pioneer Foods Group Ltd.	416,457	4,669

		22,832

TAIWAN - 1.7%
Eclat Textile Co., Ltd.	447,000	4,681
Largan Precision Co., Ltd.	69,000	8,114
Tung Thih Electronic Co., Ltd.	379,200	3,406

		16,201

THAILAND - 1.9%
Siam Commercial Bank PCL (2)	4,072,100	17,341

UNITED ARAB EMIRATES - 2.0%
Emaar Properties PJSC (2)	9,469,688	18,335

UNITED STATES - 11.8%
China Biologic Products, Inc. (1)	184,209	19,806
Delphi Automotive plc	115,177	7,757
EPAM Systems, Inc. (1)	150,385	9,671
Facebook, Inc., Class A (1)	321,199	36,954
Kansas City Southern	105,684	8,968
MercadoLibre, Inc.	57,211	8,933
Visa, Inc., Class A	235,661	18,386

		110,475

Total common stocks and equity-linked securities (Cost $800,491)		854,711

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/30/16, due 1/3/17, maturity value $74,861 (Cost $74,861)(6)	$74,861	$74,861

Total investments - 99.6% (Cost $875,352)		929,572

Other assets less liabilities - 0.4%		4,086

Total net assets - 100.0%(7)		$933,658

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $154,853, or 16.6% of total net assets.

(3)	Non-voting shares.
(4)	Security is restricted. The security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Al Tayyar Travel Group	7/9/2015-12/21/2016	$7,626	$6,869	0.7%

(5)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(6)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	2.500%	2/15/2046	$76,359

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION - December 31, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$198,761	21.4%
Consumer Staples	124,238	13.4
Financials	127,808	13.7
Health Care	110,172	11.8
Industrials	54,666	5.9
Information Technology	220,731	23.7
Real Estate	18,335	2.0
Short-term investments	74,861	8.1

Total investments	$929,572	100.0%

TRADING CURRENCIES - December 31, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$84,630	9.1%
Chinese yuan renminbi offshore	49,054	5.3
Egyptian pound	3,123	0.3
Euro	47,989	5.2
Hong Kong dollar	119,046	12.8
Indian rupee	54,871	5.9
Indonesian rupiah	24,074	2.6
Korean won	14,312	1.5
Malaysian ringgit	3,757	0.4
Philippine peso	10,243	1.1
South African rand	22,832	2.5
Taiwan dollar	16,201	1.7
Thai baht	17,341	1.9
U.S. dollar	443,764	47.7
UAE dirham	18,335	2.0

Total investments	$929,572	100.0%

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 86.7%

ARGENTINA - 2.9%
Grupo Supervielle S.A. (DR) (1)	38,315	$504
Pampa Energia S.A. (DR) (1)	15,027	523

		1,027

BRAZIL - 6.8%
Cosan S.A. Industria e Comercio (2)	19,900	233
CVC Brasil Operadora e Agencia de Viagens S.A. (2)	42,163	306
GAEC Educacao S.A. (2)	57,000	238
Hypermarcas S.A. (2)	39,938	319
Linx S.A. (2)	61,400	327
Petroleo Brasileiro S.A. (1)(2)	91,389	462
Vale S.A. (2)	72,013	549

		2,434

CHILE - 2.2%
Empresa Nacional de Telecomunicaciones S.A. (1)	28,234	300
SACI Falabella	60,972	484

		784

CHINA - 19.3%
Ajisen China Holdings Ltd.	439,913	179
Alibaba Group Holding Ltd. (DR) (1)	14,287	1,254
Baidu, Inc. (DR) (1)	3,824	629
China High Precision Automation Group Ltd. (1)(2)(3)	9,066,000	—
China Life Insurance Co., Ltd., Class H	153,800	401
China Petroleum & Chemical Corp., Class H	641,453	455
China Traditional Chinese Medicine Holdings Co., Ltd.	372,000	172
China Unicom Hong Kong Ltd.	247,500	288
Digital China Holdings Ltd.	488,460	370
GOME Electrical Appliances Holding Ltd.	1,553,288	188
Huabao International Holdings Ltd. (1)	718,322	305
Noah Holdings Ltd. (DR) (1)	20,419	448
Sino Biopharmaceutical Ltd.	792,000	558
Sinopharm Group Co., Ltd., Class H	119,300	491
Sinotrans Ltd., Class H	547,341	244
Wisdom Sports Group (1)	768,839	249
Zhuzhou CRRC Times Electric Co., Ltd., Class H	136,515	693

		6,924

CZECH REPUBLIC - 1.0%
Moneta Money Bank AS (1)	107,199	346

GERMANY - 0.4%
Rocket Internet SE (1)	7,601	153

GREECE - 0.9%
JUMBO S.A.	19,837	314

HONG KONG - 1.2%
AIA Group Ltd.	78,465	443

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

INDIA - 7.1%
Aurobindo Pharma Ltd.	28,034	276
Dr Reddy’s Laboratories Ltd.	2,292	103
Godrej Consumer Products Ltd.	12,916	288
Havells India Ltd.	50,600	254
ICICI Bank Ltd.	165,458	622
Kajaria Ceramics Ltd.	43,444	297
Reliance Industries Ltd.	36,010	574
Tech Mahindra Ltd.	20,938	151

		2,565

INDONESIA - 4.8%
Astra International Tbk PT	758,570	466
Bank Negara Indonesia Persero Tbk PT	873,718	358
Cikarang Listrindo Tbk PT	2,996,700	286
Hanjaya Mandala Sampoerna Tbk PT	639,450	182
Indofood CBP Sukses Makmur Tbk PT	653,400	416

		1,708

KAZAKHSTAN - 0.5%
KCell JSC (DR)	52,986	170

KENYA - 0.7%
Equity Group Holdings Ltd.	895,900	264

KOREA - 6.5%
E-Mart, Inc. (1)(2)	977	148
Hanssem Co., Ltd. (1)(2)	1,300	213
KB Financial Group, Inc. (1)(2)	8,020	283
Kia Motors Corp. (1)(2)	12,553	407
Korea Electric Power Corp. (1)(2)	5,598	205
LG Chem Ltd. (1)(2)	1,534	331
Medy-Tox, Inc. (2)	552	163
Samsung Biologics Co., Ltd. (1)(2)	1,928	241
Shinhan Financial Group Co., Ltd. (1)(2)	9,296	348

		2,339

MALAYSIA - 0.6%
AirAsia BHD	432,000	220

MEXICO - 3.0%
Alsea S.A.B. de C.V.	109,652	313
Cemex S.A.B. de C.V., UNIT (1)	664,644	532
Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A (1)	142,400	213

		1,058

PERU - 1.8%
Credicorp Ltd.	2,952	466
Grana y Montero S.A. (DR)	27,101	194

		660

POLAND - 0.8%
Eurocash S.A.	32,334	304

RUSSIA - 5.1%
Lukoil PJSC (DR)	8,304	466
Magnit PJSC (2)	2,793	501

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

MMC Norilsk Nickel PJSC (DR)	24,119	405
Moscow Exchange MICEX-RTS PJSC (2)	108,880	223
Yandex N.V., Class A (1)	11,577	233

		1,828

SOUTH AFRICA - 4.5%
FirstRand Ltd.	121,454	470
Naspers Ltd., Class N	5,697	836
Woolworths Holdings Ltd.	57,417	297

		1,603

SWITZERLAND - 0.8%
Dufry AG (1)	2,327	290

TAIWAN - 9.8%
E Ink Holdings, Inc.	242,000	173
Hon Hai Precision Industry Co., Ltd.	253,508	662
MediaTek, Inc.	52,794	355
Sunny Friend Environmental Technology Co., Ltd.	115,000	403
Taiwan Semiconductor Manufacturing Co., Ltd.	343,647	1,935

		3,528

THAILAND - 0.8%
Bangkok Bank PCL (DR)	62,000	276

TURKEY - 2.2%
Akbank TAS	183,278	406
Turkiye Sinai Kalkinma Bankasi AS	924,368	370

		776

UNITED ARAB EMIRATES - 1.3%
NMC Health plc	24,967	475

UNITED KINGDOM - 1.7%
Randgold Resources Ltd.	7,759	613

Total common stocks (Cost $31,776)		31,102

PREFERRED STOCKS - 11.4%

BRAZIL - 2.6%
Cia Energetica de Minas Gerais (2)(4)	131,500	300
Itau Unibanco Holding S.A. (2)(4)	61,435	634

		934

KOREA - 6.5%
Samsung Electronics Co., Ltd. (2)(4)	1,997	2,348

RUSSIA - 2.3%
Sberbank of Russia PJSC (2)(4)	381,713	807

Total preferred stocks (Cost $3,074)		4,089

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/30/16, due 1/3/17, maturity value $762 (Cost $762)(5)	$762	$762

Total investments - 100.2% (Cost $35,612)		35,953

Other assets less liabilities - (0.2)%		(54)

Total net assets - 100.0%(6)		$35,899

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $9,586, or 26.7% of total net assets.

(3)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds.
(4)	Non-voting shares.
(5)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.000%	11/15/2045	$778

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION - December 31, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$4,780	13.3%
Consumer Staples	1,839	5.1
Energy	2,190	6.1
Financials	7,669	21.3
Health Care	2,798	7.8
Industrials	2,518	7.0
Information Technology	8,590	23.9
Materials	2,735	7.6
Telecommunication Services	758	2.1
Utilities	1,314	3.7
Short-term investments	762	2.1

Total investments	$35,953	100.0%

TRADING CURRENCIES - December 31, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$3,368	9.4%
British pound	1,088	3.0
Chilean peso	784	2.2
Czech koruna	346	1.0
Euro	467	1.3
Hong Kong dollar	5,036	14.0
Indian rupee	2,565	7.1
Indonesian rupiah	1,708	4.8
Kenyan shilling	264	0.7
Korean won	4,687	13.0
Malaysian ringgit	220	0.6
Mexican peso	1,058	2.9
Polish zloty	304	0.8
South African rand	1,603	4.5
Swiss franc	290	0.8
Taiwan dollar	3,528	9.8
Thai baht	276	0.8
Turkish lira	776	2.2
U.S. dollar	7,585	21.1

Total investments	$35,953	100.0%

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.2%

AUSTRALIA - 1.1%
Westpac Banking Corp.	112,592	$2,649

CANADA - 2.9%
Canadian Pacific Railway Ltd.	47,996	6,852

CHINA - 1.7%
Alibaba Group Holding Ltd. (DR) (1)	45,241	3,973

DENMARK - 2.0%
Genmab AS (1)	14,137	2,348
ISS AS	70,840	2,391

		4,739

FRANCE - 6.8%
AXA S.A.	132,304	3,340
Elis S.A.	176,609	3,151
Natixis S.A.	530,238	2,992
Vallourec S.A. (1)	911,677	6,286

		15,769

GERMANY - 8.8%
Commerzbank AG	435,327	3,320
Deutsche Boerse AG (1)	90,612	7,396
Linde AG	13,430	2,207
Vonovia SE	130,362	4,241
Wirecard AG	76,240	3,282

		20,446

HONG KONG - 1.8%
AIA Group Ltd.	331,395	1,870
HSBC Holdings plc	287,200	2,305

		4,175

ITALY - 1.3%
Intesa Sanpaolo S.p.A.	1,064,615	2,719
UniCredit S.p.A.	81,488	234

		2,953

JAPAN - 7.1%
Calbee, Inc.	45,700	1,431
Japan Tobacco, Inc.	136,100	4,476
Nitori Holdings Co., Ltd.	25,278	2,890
Nomura Holdings, Inc.	359,400	2,119
NTT DOCOMO, Inc.	151,568	3,454
Sumitomo Mitsui Financial Group, Inc.	58,000	2,213

		16,583

NETHERLANDS - 5.4%
ING Groep N.V.	486,177	6,842
InterXion Holding N.V. (1)	161,273	5,656

		12,498

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

SWITZERLAND - 2.7%
Nestle S.A.	48,154	3,455
UBS Group AG	182,474	2,858

		6,313

TAIWAN - 4.2%
Ginko International Co., Ltd.	539,000	5,578
Taiwan Semiconductor Manufacturing Co., Ltd.	770,000	4,336

		9,914

THAILAND - 0.1%
Thai Beverage PCL	545,000	320

UNITED STATES - 52.3%
Aetna, Inc.	44,952	5,574
Alphabet, Inc., Class A (1)	4,559	3,613
Alphabet, Inc., Class C (1)(2)	8,724	6,733
Amazon.com, Inc. (1)	10,001	7,499
Aon plc	37,012	4,128
AutoZone, Inc. (1)	6,683	5,278
CDK Global, Inc.	41,224	2,461
Celgene Corp. (1)	54,538	6,313
Comcast Corp., Class A	91,843	6,342
Dollar General Corp.	60,174	4,457
Dollar Tree, Inc. (1)	72,869	5,624
Facebook, Inc., Class A (1)	42,304	4,867
Fidelity National Information Services, Inc.	50,420	3,814
FleetCor Technologies, Inc. (1)	24,239	3,430
Home Depot, Inc.	42,848	5,745
Liberty Global plc, Class A (1)	20,416	624
Liberty Global plc, Series C (1)(2)	39,449	1,172
Live Nation Entertainment, Inc. (1)	144,758	3,851
LKQ Corp. (1)	34,576	1,060
Lowe’s Cos., Inc.	49,109	3,493
M&T Bank Corp.	32,585	5,097
MasterCard, Inc., Class A	89,043	9,194
Monster Beverage Corp. (1)	48,000	2,128
PNC Financial Services Group, Inc.	41,434	4,846
Priceline Group, Inc. (1)	2,136	3,131
Sherwin-Williams Co.	8,713	2,342
Synchrony Financial	101,348	3,676
Wells Fargo & Co.	100,822	5,556
		122,048

Total common stocks (Cost $211,388)		229,232

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/30/16, due 1/3/17, maturity value $340 (Cost $340)(3)	$340	$340

Total investments - 98.3% (Cost $211,728)		229,572

Other assets less liabilities - 1.7%		3,950

Total net assets - 100.0%(4)		$233,522

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	2.500%	2/15/2046	$348

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION - December 31, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$51,166	22.3%
Consumer Staples	11,810	5.1
Energy	6,286	2.7
Financials	64,160	28.0
Health Care	19,813	8.6
Industrials	12,394	5.4
Information Technology	51,359	22.4
Materials	4,549	2.0
Real Estate	4,241	1.8
Telecommunication Services	3,454	1.5
Short-term investments	340	0.2

Total investments	$229,572	100.0%

TRADING CURRENCIES - December 31, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$2,649	1.2%
Danish krone	4,739	2.1
Euro	46,010	20.0
Hong Kong dollar	4,175	1.8
Japanese yen	16,583	7.2
Singapore dollar	320	0.1
Swiss franc	6,313	2.8
Taiwan dollar	9,914	4.3
U.S. dollar	138,869	60.5

Total investments	$229,572	100.0%

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - December 31, 2016 (Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.5%

AUSTRALIA - 4.5%
James Hardie Industries plc (DR)	2,646,791	$41,964
Treasury Wine Estates Ltd.	5,036,809	38,820

		80,784

BRAZIL - 1.1%
Kroton Educacional S.A. (1)	508,200	2,066
Raia Drogasil S.A. (1)	955,800	17,929

		19,995

CHINA - 2.3%
Tencent Holdings Ltd.	1,670,017	40,854

DENMARK - 3.1%
Genmab AS (2)	336,052	55,814

FRANCE - 2.3%
Eurofins Scientific SE	94,417	40,252

GERMANY - 2.1%
Brenntag AG	673,605	37,439

HONG KONG - 2.6%
Hong Kong Exchanges and Clearing Ltd.	635,758	15,020
Sands China Ltd.	7,048,489	30,632

		45,652

INDIA - 0.5%
HDFC Bank Ltd. (DR)	133,424	8,096

JAPAN - 8.1%
Keyence Corp.	26,600	18,253
Lion Corp.	1,256,000	20,633
Nintendo Co., Ltd.	167,726	35,217
Shiseido Co., Ltd.	1,573,618	39,834
Stanley Electric Co., Ltd.	1,145,446	31,313

		145,250

KOREA - 1.0%
Amorepacific Corp. (1)(2)	67,201	17,868

MEXICO - 1.0%
Fomento Economico Mexicano S.A.B. de C.V. (DR)	228,226	17,393

NETHERLANDS - 1.7%
ASML Holding N.V. (DR)	269,262	30,211

SOUTH AFRICA - 0.7%
Bid Corp. Ltd.	741,918	13,244

UNITED KINGDOM - 6.5%
ASOS plc (2)	506,917	31,011

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

Auto Trader Group plc	5,611,565	28,285
Direct Line Insurance Group plc	6,723,978	30,611
Intertek Group plc	585,076	25,100

		115,007

UNITED STATES - 58.0%
Alphabet, Inc., Class A (2)	90,461	71,686
Alphabet, Inc., Class C (2)(3)	58,009	44,772
Anthem, Inc.	243,909	35,067
Bank of America Corp.	1,129,855	24,970
Boston Scientific Corp. (2)	2,911,552	62,977
Broadcom Ltd.	219,992	38,888
DexCom, Inc. (2)	325,240	19,417
Ecolab, Inc.	318,785	37,368
Electronic Arts, Inc. (2)	587,151	46,244
Facebook, Inc., Class A (2)	499,357	57,451
IHS Markit Ltd. (2)	4,331,870	153,392
LKQ Corp. (2)	1,693,913	51,918
Noble Energy, Inc.	915,941	34,861
Pioneer Natural Resources Co.	189,360	34,098
Priceline Group, Inc. (2)	22,676	33,244
Regeneron Pharmaceuticals, Inc. (2)	143,142	52,546
S&P Global, Inc.	557,282	59,930
salesforce.com, Inc. (2)	357,863	24,499
Schlumberger Ltd.	265,803	22,314
State Street Corp.	333,765	25,940
Visa, Inc., Class A	1,158,300	90,371
Workday, Inc., Class A (2)	183,996	12,160

		1,034,113

Total common stocks (Cost $1,399,988)		1,701,972

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/30/16, due 1/3/17, maturity value $78,442 (Cost $78,442)(4)	$78,442	$78,442

Total investments - 99.9% (Cost $1,478,430)		1,780,414

Other assets less liabilities - 0.1%		1,224

Total net assets - 100.0%(5)		$1,781,638

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $37,863, or 2.1% of total net assets.

(2)	Non-income producing security.
(3)	Non-voting shares.

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	1.125%	7/31/2021	$75,617
U.S. Treasury Bond	2.500%	2/15/2046	4,396

			$80,013

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION - December 31, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$180,184	10.1%
Consumer Staples	165,721	9.3
Energy	91,273	5.1
Financials	164,567	9.2
Health Care	266,073	15.0
Industrials	215,931	12.1
Information Technology	538,891	30.3
Materials	79,332	4.5
Short-term investments	78,442	4.4

Total investments	$1,780,414	100.0%

TRADING CURRENCIES - December 31, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$80,784	4.5%
Brazilian real	19,995	1.1
British pound	115,007	6.5
Danish krone	55,814	3.1
Euro	77,691	4.4
Hong Kong dollar	86,506	4.9
Japanese yen	145,250	8.2
Korean won	17,868	1.0
South African rand	13,244	0.7
U.S. dollar	1,168,255	65.6

Total investments	$1,780,414	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - December 31, 2016

(Unaudited)

Dollar values in thousands

	Contract Settlement Date	Contract Amount				Unrealized Appreciation
Counterparty		Deliver		Receive
State Street Bank and Trust Company	2/3/2017	JPY	5,571,734	USD	55,165	$7,414
State Street Bank and Trust Company	2/3/2017	USD	12,085	JPY	1,422,207	104

						$7,518

JPY-Japanese yen

USD-U.S. dollar

ARTISAN GLOBAL SMALL CAP FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Fund liquidated on January 20, 2017

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 88.8%

CANADA - 4.1%
Cogeco Communications, Inc.	16,171	$798

DENMARK - 5.7%
Scandinavian Tobacco Group AS	66,432	1,118

FRANCE - 7.8%
Elis S.A.	68,033	1,214
Euronext N.V.	7,817	323

		1,537

GERMANY - 10.5%
Borussia Dortmund GmbH & Co. KGaA	63,517	352
Gerresheimer AG	9,374	697
Tele Columbus AG (1)	122,413	1,018

		2,067

ITALY - 5.6%
Enav S.p.A. (1)	130,134	450
RAI Way S.p.A.	174,347	657

		1,107

JAPAN - 2.2%
Seria Co., Ltd.	6,400	435

NETHERLANDS - 5.7%
InterXion Holding N.V. (1)	32,207	1,130

SINGAPORE - 2.2%
SATS Ltd.	130,900	438

SOUTH AFRICA - 0.4%
Distell Group Ltd.	7,121	75

SPAIN - 12.5%
Cellnex Telecom SAU	36,174	520
Ebro Foods S.A.	45,531	954
Inmobiliaria Colonial S.A.	142,386	987

		2,461

SWEDEN - 5.6%
Cloetta AB, Class B	206,783	652
Com Hem Holding AB	47,208	450

		1,102

TAIWAN - 4.9%
Ginko International Co., Ltd.	93,000	962

THAILAND - 2.2%
Bangkok Airways PCL (2)	621,900	394

ARTISAN GLOBAL SMALL CAP FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Fund liquidated on January 20, 2017

Dollar values in thousands

Big C Supercenter PCL (2)	7,544	44

		438

UNITED KINGDOM - 11.3%
AA plc	93,876	321
Berendsen plc	36,629	393
Cairn Homes plc (1)	613,543	872
Domino’s Pizza Group plc	74,739	332
Merlin Entertainments plc	57,613	318

		2,236

UNITED STATES - 8.1%
Allegion plc	1,703	109
GCP Applied Technologies, Inc. (1)	24,187	647
Snyder’s-Lance, Inc.	21,976	843

		1,599

Total common stocks (Cost $16,815)		17,503

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 11.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/30/16, due 1/3/17, maturity value $2,354 (Cost $2,354)(3)	$2,354	$2,354

Total investments - 100.7% (Cost $19,169)		19,857

Other assets less liabilities - (0.7)%		(147)

Total net assets - 100.0%(4)		$19,710

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $438, or 2.2% of total net assets.

(3)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	2.500%	2/15/2046	$2,401

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN GLOBAL SMALL CAP FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Fund liquidated on January 20, 2017

Dollar values in thousands

PORTFOLIO DIVERSIFICATION - December 31, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$5,103	25.7%
Consumer Staples	3,686	18.6
Financials	323	1.6
Health Care	1,659	8.3
Industrials	2,998	15.1
Information Technology	1,130	5.7
Materials	647	3.3
Real Estate	987	5.0
Telecommunication Services	970	4.9
Short-term investments	2,354	11.8

Total investments	$19,857	100.0%

TRADING CURRENCIES - December 31, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$1,364	6.9%
Canadian dollar	798	4.0
Danish krone	1,118	5.6
Euro	8,044	40.5
Japanese yen	435	2.2
Singapore dollar	438	2.2
South African rand	75	0.4
Swedish krona	1,102	5.6
Taiwan dollar	962	4.8
Thai baht	438	2.2
U.S. dollar	5,083	25.6

Total investments	$19,857	100.0%

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 86.8%

BELGIUM - 1.7%
Groupe Bruxelles Lambert S.A.	454,305	$38,124

BRAZIL - 2.9%
Telefonica Brasil S.A. (DR)	4,909,581	65,690

CANADA - 1.7%
Imperial Oil Ltd.	1,122,596	39,055

CHINA - 2.7%
Baidu, Inc. (DR) (1)	377,589	62,079

DENMARK - 3.8%
Carlsberg AS, Class B	453,334	39,123
ISS AS	1,423,183	48,041

		87,164

INDIA - 0.0%†
HCL Technologies Ltd.	26,929	327

JAPAN - 0.1%
Sugi Holdings Co., Ltd.	35,900	1,708

KOREA - 4.9%
Kia Motors Corp. (1)(2)	660,507	21,432
Samsung Electronics Co., Ltd. (2)	62,062	91,700

		113,132

NETHERLANDS - 2.6%
ING Groep N.V.	4,245,091	59,745

NORWAY - 1.0%
Orkla ASA	2,664,784	24,132

SWITZERLAND - 7.7%
ABB Ltd. (1)	3,448,049	72,733
Adecco Group AG	125,083	8,187
Cie Financiere Richemont S.A.	467,973	30,997
Pargesa Holding S.A.	2,453	160
UBS Group AG	4,095,042	64,142

		176,219

UNITED KINGDOM - 10.7%
Amec Foster Wheeler plc	2,614,603	15,144
Compass Group plc	1,193,777	22,083
Diageo plc	840,648	21,860
IMI plc	1,106,570	14,183
Lloyds Banking Group plc	65,322,833	50,323
Royal Bank of Scotland Group plc (1)	22,445,613	62,129
Tesco plc (1)	23,641,950	60,268

		245,990

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

UNITED STATES - 47.0%
Alphabet, Inc., Class A (1)	32,874	26,051
Alphabet, Inc., Class C (1)(3)	22,814	17,608
American Express Co.	706,250	52,319
Aon plc	343,352	38,294
Arch Capital Group Ltd. (1)	1,043,683	90,059
Bank of New York Mellon Corp.	1,920,906	91,013
Cisco Systems, Inc.	1,720,607	51,997
Citigroup, Inc.	1,534,925	91,221
Citizens Financial Group, Inc.	1,461,949	52,089
FedEx Corp.	176,181	32,805
Johnson & Johnson	507,082	58,421
Marsh & McLennan Cos., Inc.	1,082,950	73,197
Medtronic plc	939,405	66,914
Microsoft Corp.	1,233,007	76,619
Oracle Corp.	2,057,623	79,116
Progressive Corp.	925,197	32,844
QUALCOMM, Inc.	1,171,570	76,386
TE Connectivity Ltd.	475,853	32,967
United Technologies Corp.	357,599	39,200

		1,079,120

Total common stocks (Cost $1,749,409)		1,992,485

	Principal Amount

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 14.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/30/16, due 1/3/17, maturity value $326,360 (Cost $326,359)(4)	$326,359	$326,359

Total investments - 101.0% (Cost $2,075,768)		2,318,844

Other assets less liabilities - (1.0)%		(23,909)

Total net assets - 100.0%(5)		$2,294,935

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $113,132, or 4.9% of total net assets.

(3)	Non-voting shares.

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	1.125%	7/31/2021	$327,995
U.S. Treasury Bond	2.500%	2/15/2046	4,896

			$332,891

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION - December 31, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$74,512	3.2%
Consumer Staples	147,091	6.4
Energy	54,199	2.3
Financials	795,659	34.3
Health Care	125,335	5.4
Industrials	215,149	9.3
Information Technology	514,850	22.2
Telecommunication Services	65,690	2.8
Short-term investments	326,359	14.1

Total investments	$2,318,844	100.0%

TRADING CURRENCIES - December 31, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$245,990	10.6%
Canadian dollar	39,055	1.7
Danish krone	87,164	3.8
Euro	97,869	4.2
Indian rupee	327	— (1)
Japanese yen	1,708	0.1
Korean won	113,132	4.9
Norwegian krone	24,132	1.0
Swiss franc	176,219	7.6
U.S. dollar	1,533,248	66.1

Total investments	$2,318,844	100.0%

(1)	Represents less than 0.1% of total investments.

FOREIGN CURRENCY FORWARD CONTRACTS - December 31, 2016

(Unaudited)

Dollar values in thousands

	Contract Settlement	Contract Amount				Unrealized
Counterparty	Date	Deliver		Receive		Appreciation
State Street Bank and Trust Company	5/15/2017	CNH	334,600	USD	47,962	$1,262

CNH - Chinese yuan renminbi offshore

USD - U.S. dollar

ARTISAN HIGH INCOME FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 73.3%

AGRICULTURE - 0.4%
Pinnacle Operating Corp., 9.00%, 11/15/2020 (1)(2)(3)	$17,859	$7,858

BUILDING MATERIALS - 1.2%
Ply Gem Industries, Inc.,
6.50%, 2/1/2022	18,665	19,365
6.50%, 2/1/2022	4,000	4,125

		23,490

CHEMICALS - 1.8%
A Schulman, Inc., 6.88%, 6/1/2023 (4)	11,500	12,017
Platform Specialty Products Corp.,
6.50%, 2/1/2022 (4)	20,600	20,754
10.38%, 5/1/2021 (4)	1,000	1,108

		33,879

COMMERCIAL SERVICES - 0.6%
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/2025 (4)(5)	11,600	11,832

COMPUTERS - 0.3%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
5.88%, 6/15/2021 (4)	2,500	2,659
7.13%, 6/15/2024 (4)	2,500	2,774

		5,433

DISTRIBUTION/WHOLESALE - 0.5%
HD Supply, Inc., 5.75%, 4/15/2024 (4)	9,000	9,501

DIVERSIFIED FINANCIAL SERVICES - 5.3%
Alliance Data Systems Corp.,
5.38%, 8/1/2022 (4)	10,025	9,674
6.38%, 4/1/2020 (4)	14,306	14,521
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.25%, 8/1/2022 (4)	34,880	29,386
NFP Corp., 9.00%, 7/15/2021 (4)	34,740	36,651
Quicken Loans, Inc., 5.75%, 5/1/2025 (4)	10,000	9,725

		99,957

ENTERTAINMENT - 1.7%
Scientific Games International, Inc.,
6.25%, 9/1/2020	8,300	7,055
10.00%, 12/1/2022	25,000	24,875

		31,930

FOOD - 1.8%
Lamb Weston Holdings, Inc.,
4.63%, 11/1/2024 (4)	2,000	2,005
4.88%, 11/1/2026 (4)	20,200	19,985
US Foods, Inc., 5.88%, 6/15/2024 (4)	12,000	12,390

		34,380

HEALTHCARE-SERVICES - 4.6%
Centene Corp., 4.75%, 1/15/2025	4,121	4,023
Envision Healthcare Corp., 6.25%, 12/1/2024 (4)	2,500	2,638

ARTISAN HIGH INCOME FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

HCA, Inc.,
5.25%, 6/15/2026	15,000	15,506
5.38%, 2/1/2025	17,000	17,043
Opal Acquisition, Inc., 8.88%, 12/15/2021 (4)	55,315	47,294

		86,504

INSURANCE - 10.7%
Alliant Holdings Intermediate LLC, 8.25%, 8/1/2023 (4)	11,250	11,615
Hub Holdings LLC / Hub Holdings Finance, Inc., PIK, 8.13%, 7/15/2019 (4)	24,342	24,281
HUB International Ltd., 7.88%, 10/1/2021 (4)	32,559	34,396
USI, Inc., 7.75%, 1/15/2021 (4)	95,892	97,810
York Risk Services Holding Corp., 8.50%, 10/1/2022 (4)	38,850	32,440

		200,542

INTERNET - 0.1%
Cogent Communications Group, Inc., 5.38%, 3/1/2022 (4)	2,000	2,065

MACHINERY-DIVERSIFIED - 1.4%
Cloud Crane LLC, 10.13%, 8/1/2024 (4)	16,000	17,120
SPX FLOW, Inc.,
5.63%, 8/15/2024 (4)	5,000	5,038
5.88%, 8/15/2026 (4)	5,000	5,000

		27,158

MEDIA - 9.5%
Altice Financing S.A., 6.63%, 2/15/2023 (4)(5)	1,000	1,028
Altice Finco S.A., 7.63%, 2/15/2025 (4)(5)	4,040	4,080
Cablevision Systems Corp.,
5.88%, 9/15/2022	8,000	7,800
8.00%, 4/15/2020	20,767	22,792
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.13%, 5/1/2023 (4)	2,500	2,575
5.50%, 5/1/2026 (4)	58,080	59,242
5.88%, 4/1/2024 (4)	5,000	5,337
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.75%, 7/15/2025 (4)	2,000	2,200
CSC Holdings LLC,
5.50%, 4/15/2027 (4)	10,000	10,125
10.13%, 1/15/2023 (4)	7,000	8,085
Univision Communications, Inc., 5.13%, 2/15/2025 (4)	24,321	23,257
Virgin Media Secured Finance plc,
5.25%, 1/15/2026 (4)(5)	17,917	17,693
5.50%, 8/15/2026 (4)(5)	15,555	15,516

		179,730

MISCELLANEOUS MANUFACTURING - 1.0%
Gates Global LLC / Gates Global Co., 6.00%, 7/15/2022 (4)	18,400	17,995

OIL & GAS - 8.1%
Callon Petroleum Co., 6.13%, 10/1/2024 (4)	28,500	29,355
Clayton Williams Energy, Inc., 7.75%, 4/1/2019	11,899	11,958
Endeavor Energy Resources L.P. / EER Finance, Inc.,
7.00%, 8/15/2021 (4)	28,387	29,522
8.13%, 9/15/2023 (4)	27,000	28,822

ARTISAN HIGH INCOME FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

Extraction Oil & Gas Holdings LLC / Extraction Finance Corp., 7.88%, 7/15/2021 (4)	2,000	2,140
Laredo Petroleum, Inc.,
5.63%, 1/15/2022	3,866	3,895
7.38%, 5/1/2022	5,223	5,412
RSP Permian, Inc., 5.25%, 1/15/2025 (4)	1,500	1,508
Seven Generations Energy Ltd.,
6.75%, 5/1/2023 (4)(5)	26,670	28,404
6.88%, 6/30/2023 (4)(5)	1,775	1,882
Whiting Petroleum Corp., 5.00%, 3/15/2019	10,000	10,039

		152,937

PACKAGING & CONTAINERS - 0.6%
Sealed Air Corp., 5.50%, 9/15/2025 (4)	10,000	10,325

PIPELINES - 6.9%
Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.38%, 9/15/2024 (4)	23,850	24,267
Energy Transfer Equity L.P., 5.50%, 6/1/2027	7,200	7,020
Kinder Morgan Energy Partners L.P., 4.25%, 9/1/2024	22,724	23,227
Williams Partners L.P. / ACMP Finance Corp.,
4.88%, 5/15/2023	50,904	51,819
4.88%, 3/15/2024	22,886	23,091

		129,424

REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.9%
Vereit Operating Partnership L.P.,
4.13%, 6/1/2021	2,500	2,538
4.60%, 2/6/2024	56,393	56,675
4.88%, 6/1/2026	51,700	52,364

		111,577

RETAIL - 2.5%
Chinos Intermediate Holdings A, Inc., PIK, 7.75%, 5/1/2019 (4)	7,888	3,234
Group 1 Automotive, Inc.,
5.00%, 6/1/2022	24,892	24,581
5.25%, 12/15/2023 (4)	2,553	2,521
Penske Automotive Group, Inc., 5.50%, 5/15/2026	16,500	16,294

		46,630

SEMICONDUCTORS - 0.6%
Microsemi Corp., 9.13%, 4/15/2023 (4)	9,000	10,485

SOFTWARE - 5.3%
First Data Corp.,
5.75%, 1/15/2024 (4)	25,000	25,797
7.00%, 12/1/2023 (4)	22,500	23,963
Infor US, Inc., 6.50%, 5/15/2022	3,000	3,120
Informatica LLC, 7.13%, 7/15/2023 (4)	28,790	27,422
Solera LLC / Solera Finance Inc., 10.50%, 3/1/2024 (4)	16,989	19,113

		99,415

TELECOMMUNICATIONS - 2.5%
CenturyLink, Inc., 6.45%, 6/15/2021	12,000	12,630
Frontier Communications Corp., 11.00%, 9/15/2025	2,500	2,581

ARTISAN HIGH INCOME FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

T-Mobile USA, Inc.,
6.00%, 4/15/2024	22,000	23,183
6.38%, 3/1/2025	4,500	4,809
6.50%, 1/15/2024	4,000	4,290

		47,493

Total corporate bonds (Cost $1,347,014)		1,380,540

BANK LOANS - 19.9%(6)

AEROSPACE/DEFENSE - 1.2%
Jazz Acquisition, Inc. First Lien Term Loan, 4.50%, 6/19/2021	17,188	16,049
Jazz Acquisition, Inc. Second Lien Term Loan, 7.75%, 6/19/2022	7,000	5,822

		21,871

AGRICULTURE - 0.4%
Pinnacle Operating Corp. First Lien Term Loan B, 4.75%, 11/15/2018 (2)(3)	8,996	7,399

CHEMICALS - 0.1%
MacDermid, Inc. First Lien Term Loan B4, 5.00%, 6/7/2023	2,666	2,699

COMMERCIAL SERVICES - 0.1%
CHG Healthcare Services, Inc. First Lien Term Loan B1, 4.75%, 6/7/2023	1,985	2,005

DIVERSIFIED FINANCIAL SERVICES - 0.7%
LBM Borrower LLC Second Lien Term Loan, 10.25%, 8/20/2023	10,000	9,700
NFP Corp. First Lien Term Loan B, 4.50%, 12/9/2023	3,000	3,023

		12,723

HEALTHCARE-PRODUCTS - 0.3%
Immucor, Inc. First Lien Term Loan B2, 5.00%, 8/17/2018	4,948	4,775

HEALTHCARE-SERVICES - 0.7%
Opal Acquisition, Inc. First Lien Term Loan B, 5.00%, 11/27/2020	13,686	13,002

INSURANCE - 2.0%
AssuredPartners, Inc. Second Lien Term Loan, 10.00%, 10/20/2023	13,000	13,033
York Risk Services Holding Corp. First Lien Term Loan B, 4.75%, 10/1/2021	26,273	24,762

		37,795

INTERNET - 1.9%
Ancestry.com Operations, Inc. First Lien Term Loan B, 5.25%, 10/19/2023	22,500	22,704
Ancestry.com Operations, Inc. Second Lien Term Loan B, 9.25%, 10/19/2024	10,000	10,200

ARTISAN HIGH INCOME FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

iParadigms Holdings LLC Second Lien Term Loan, 8.25%, 7/29/2022 (3)	3,768	3,610

		36,514

MACHINERY-DIVERSIFIED - 1.5%
Gardner Denver, Inc. First Lien Term Loan, 4.25%, 7/30/2020	12,836	12,695
Zodiac Pool Solutions First Lien Term Loan, 5.50%, 12/20/2023	12,000	12,067
Zodiac Pool Solutions Second Lien Term Loan, 10.00%, 12/20/2024	4,000	3,937

		28,699

METAL FABRICATE/HARDWARE - 0.5%
WireCo WorldGroup, Inc. First Lien Term Loan, 6.50%, 9/30/2023	9,975	10,072

OIL & GAS - 0.3%
Chesapeake Energy Corp. First Lien Term Loan 1.5, 8.50%, 8/23/2021	5,000	5,435

OIL & GAS SERVICES - 0.1%
RGL Reservoir Operations, Inc. First Lien Term Loan, 6.00%, 8/14/2021 (3)(5)	8,798	1,760

PACKAGING & CONTAINERS - 0.6%
Flex Acquisition Company, Inc. Bridge Term Loan, 8.00%, 12/6/2017 (3)	9,000	8,977
Flex Acquisition Company, Inc. First Lien Term Loan, 4.25%, 12/29/2023	2,000	2,017

		10,994

RETAIL - 1.5%
99 Cents Only Stores LLC First Lien Term Loan B2, 4.50%, 1/11/2019	3,491	2,860
J. Crew Group, Inc. First Lien Term Loan B, 4.00%, 3/5/2021	43,885	24,740

		27,600

SOFTWARE - 6.8%
Ascend Learning LLC Second Lien Term Loan, 9.50%, 11/30/2020	15,642	15,505
Cvent, Inc. First Lien Term Loan B, 6.00%, 11/29/2023	8,500	8,564
Kronos Incorporated First Lien Term Loan B, 5.00%, 11/1/2023	20,000	20,234
Kronos Incorporated Second Lien Term Loan, 9.25%, 11/1/2024	39,500	40,660
Renaissance Learning, Inc. Second Lien Term Loan, 8.00%, 4/11/2022	43,035	42,533

		127,496

TELECOMMUNICATIONS - 1.2%
Intelsat Jackson Holdings S.A. First Lien Term Loan B2, 3.75%, 6/30/2019 (5)	24,000	23,172

ARTISAN HIGH INCOME FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

Total bank loans (Cost $385,029)		374,011

	Shares Held
COMMON STOCKS - 0.6%

OIL & GAS - 0.6%
Midstates Petroleum Co., Inc. (7)	512,050	10,620

Total common stocks (Cost $12,206)		10,620

	Principal Amount
ESCROW SHARES - 0.0%

CHEMICALS - 0.0%
Momentive Performance Materials, Inc., escrow, 10.00%, 10/15/2020 (3)(7)(8)	$2,000	—

OIL & GAS - 0.0%
Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC, escrow, 10.00%, 6/1/2020 (3)(7)(8)	13,300	—

Total escrow shares (Cost $—)		—

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/30/16, due 1/3/17, maturity value $104,610 (Cost $104,610)(9)	104,610	104,610

Total investments - 99.3% (Cost $1,848,859)		1,869,781

Other assets less liabilities - 0.7%		13,373

Total net assets - 100.0%(10)		$1,883,154

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Security was deemed restricted as of December 31, 2016.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Pinnacle Operating Corp. 9.00%, 11/15/2020	3/28/14-6/22/15	$18,287	$7,858	0.4%
Pinnacle Operating Corp. First Lien Term Loan B 4.75%, 11/15/2018	5/12/16-8/25/16	8,534	7,339	0.4

ARTISAN HIGH INCOME FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

(3)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $29,604, or 1.6% of total net assets.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid under procedures established by the board of directors of Artisan Partners Funds and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Altice Financing S.A., 6.63%, 2/15/2023	Luxembourg	U.S. dollar
Altice Finco S.A., 7.63%, 2/15/2025	Luxembourg	U.S. dollar
Intelsat Jackson Holdings S.A. First Lien Term Loan B2, 3.75%, 6/30/2019	Luxembourg	U.S. dollar
RGL Reservoir Operations, Inc. First Lien Term Loan, 6.00%, 8/14/2021	Canada	U.S. dollar
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/2025	Canada	U.S. dollar
Seven Generations Energy Ltd.
6.75%, 5/1/2023	Canada	U.S. dollar
6.88%, 6/30/2023	Canada	U.S. dollar
Virgin Media Secured Finance plc
5.25%, 1/15/2026	United Kingdom	U.S. dollar
5.50%, 8/15/2026	United Kingdom	U.S. dollar

(6)	Floating rate instruments, the rate disclosed was as of December 31, 2016.
(7)	Non-income producing security.
(8)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets.
(9)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	0.125%	1/15/2023	$77,125
U.S. Treasury Note	1.500%	5/31/2020	593
U.S. Treasury Bond	2.500%	2/15/2046	30,327

			$108,045

(10)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(PIK) Payment-in-kind security, may pay interest/dividend in additional par/shares.

ARTISAN HIGH INCOME FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

CREDIT DIVERSIFICATION - December 31, 2016

(Unaudited)

Percentage of Total Investments
BBB	12.0%
BB	17.9
B	34.6
CCC	27.5
CC	0.6
Unrated	1.3
Short Term	5.5
Common Stocks	0.6

Total	100.0%

Credit quality ratings apply to the underlying holdings of the Fund and not the Fund itself. The credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s or Moody’s Investor Services (shown using the rating scale of Standard & Poor’s). Investments designated as unrated are not rated by either rating agency. Credit quality ratings are subjective opinions, not statements of fact, and are subject to change.

High yield securities are speculative, have a higher degree of default risk than higher-rated securities and may increase the Fund’s volatility. The Fund may invest a significant portion of its assets in high-yield securities that are rated in the lower rating categories by one or more nationally recognized statistical rating organization (for example, CCC or lower by Standard & Poor’s or Fitch Ratings Inc. or Caa or lower by Moody’s) or, if unrated, are determined by the Artisan Partners Limited Partnership to be of comparable quality.

See Notes to Form N-Q.

ARTISAN INTERNATIONAL FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITIES - 96.5%

AUSTRALIA - 1.1%
Westpac Banking Corp.	6,232,386	$146,622

BELGIUM - 1.1%
Telenet Group Holding N.V. (1)	2,494,262	138,421

CANADA - 4.1%
Canadian Pacific Railway Ltd.	3,169,725	452,542
Rogers Communications, Inc., Class B (2)	2,165,295	83,522

		536,064

CHINA - 4.5%
Alibaba Group Holding Ltd. (DR) (1)	4,448,498	390,623
China Construction Bank Corp., Class H	20,345,215	15,663
China Mobile Ltd.	12,319,000	130,585
Ctrip.com International Ltd. (DR) (1)	1,362,460	54,498

		591,369

DENMARK - 0.5%
ISS AS	1,822,955	61,535

FRANCE - 5.3%
AXA S.A.	9,158,341	231,228
Pernod Ricard S.A.	524,171	56,805
Schneider Electric SE	1,147,556	79,859
Vallourec S.A. (1)	4,609,954	31,785
Zodiac Aerospace	12,486,207	286,728

		686,405

GERMANY - 18.8%
Allianz SE	3,037,594	502,011
Beiersdorf AG	2,764,555	234,555
Deutsche Boerse AG (1)	6,531,992	533,158
Deutsche Post AG	5,019,691	165,045
Linde AG	3,426,307	563,006
RTL Group S.A.	621,159	45,594
Vonovia SE	5,322,492	173,152
Wirecard AG	5,511,294	237,222

		2,453,743

HONG KONG - 3.4%
AIA Group Ltd.	57,292,132	323,235
HSBC Holdings plc	15,628,800	125,462

		448,697

INDONESIA - 0.3%
Bank Rakyat Indonesia Persero Tbk PT	38,950,700	33,754

IRELAND - 2.4%
Ryanair Holdings plc, Equity-Linked Security (1)(2)(3)(4)(5)	20,281,591	309,673

ARTISAN INTERNATIONAL FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

ITALY - 4.9%
Assicurazioni Generali S.p.A.	13,663,931	203,093
Atlantia S.p.A.	5,336,705	125,050
Intesa Sanpaolo S.p.A.	79,365,551	202,678
Tenaris S.A. (DR)	2,667,300	95,249
UniCredit S.p.A.	4,619,364	13,294

		639,364

JAPAN - 13.7%
Bridgestone Corp.	2,966,000	106,941
Calbee, Inc.	2,937,000	91,974
Japan Tobacco, Inc.	16,089,883	529,194
KDDI Corp.	8,579,200	217,242
Nippon Telegraph & Telephone Corp.	5,584,600	234,708
Nomura Holdings, Inc.	26,206,600	154,515
NTT DOCOMO, Inc.	14,762,633	336,367
Sumitomo Mitsui Financial Group, Inc.	3,254,000	124,174

		1,795,115

KOREA - 0.0%†
Orion Corp. (1)(4)	2,053	1,111

NETHERLANDS - 5.5%
Akzo Nobel N.V.	2,277,187	142,363
ASML Holding N.V.	1,156,334	129,816
Heineken N.V.	411,402	30,860
ING Groep N.V.	29,835,064	419,897

		722,936

RUSSIA - 0.4%
MMC Norilsk Nickel PJSC (DR)	2,962,368	49,738

SPAIN - 1.6%
Grifols S.A.	4,140,262	82,284
Grifols S.A. (DR)	7,670,765	123,269

		205,553

SWEDEN - 1.2%
Swedbank AB, Class A	6,430,931	155,504

SWITZERLAND - 6.9%
Actelion Ltd. (1)	558,388	120,912
LafargeHolcim Ltd. (1)	2,641,223	139,155
Nestle S.A.	6,513,526	467,262
UBS Group AG	11,173,079	175,008

		902,337

TAIWAN - 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	47,583,000	267,967

THAILAND - 0.1%
Thai Beverage PCL	33,374,900	19,590

UNITED KINGDOM - 4.0%
British American Tobacco plc	1,440,890	82,066
ConvaTec Group plc (1)	42,055,433	121,228
Imperial Brands plc	2,434,659	106,292

ARTISAN INTERNATIONAL FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

St James’s Place plc	1,241,619	15,516
Wolseley plc	3,144,778	192,309

		517,411

UNITED STATES - 14.6%
Allegion plc	239,948	15,357
Amazon.com, Inc. (1)	208,944	156,681
Aon plc	3,625,208	404,319
Coca-Cola European Partners plc	7,602,529	238,719
Liberty Global plc, Class A (1)	6,022,772	184,237
Liberty Global plc, Series C (1)(2)	9,714,726	288,527
Medtronic plc	5,530,836	393,962
WABCO Holdings, Inc. (1)	1,224,555	129,987
Willis Towers Watson plc	778,878	95,241

		1,907,030

Total common stocks and equity-linked securities (Cost $11,943,450)		12,589,939

PREFERRED STOCKS - 1.5%

GERMANY - 1.5%
Henkel AG & Co. KGaA (2)	1,649,817	196,679

Total preferred stocks (Cost $124,819)		196,679

	Principal Amount

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 0.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/30/16, due 1/3/17, maturity value $81,531 (Cost $81,531)(6)	$81,531	$81,531

Total investments - 98.6% (Cost $12,149,800)		12,868,149

Other assets less liabilities - 1.4%		187,057

Total net assets - 100.0%(7)		$13,055,206

†	Amount rounds to less than 0.1%.
(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $310,784, or 2.4% of total net assets.

(5)	Security is restricted. The security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013-7/1/2016	$217,005	$309,673	2.4%

ARTISAN INTERNATIONAL FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

(6)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	2.500%	2/15/2046	$83,165

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN INTERNATIONAL FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION - December 31, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$974,899	7.6%
Consumer Staples	2,055,107	16.0
Energy	127,034	1.0
Financials	3,874,372	30.1
Health Care	841,655	6.5
Industrials	1,818,085	14.1
Information Technology	1,025,628	8.0
Materials	894,262	7.0
Real Estate	173,152	1.3
Telecommunication Services	1,002,424	7.8
Short-term investments	81,531	0.6

Total investments	$12,868,149	100.0%

TRADING CURRENCIES - December 31, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$146,622	1.1%
British pound	517,411	4.0
Canadian dollar	83,522	0.6
Danish krone	61,535	0.5
Euro	4,824,583	37.5
Hong Kong dollar	594,945	4.6
Indonesian rupiah	33,754	0.3
Japanese yen	1,795,115	14.0
Korean won	1,111	— (1)
Singapore dollar	19,590	0.2
Swedish krona	155,504	1.2
Swiss franc	902,337	7.0
Taiwan dollar	267,967	2.1
U.S. dollar	3,464,153	26.9

Total investments	$12,868,149	100.0%

(1)	Represents less than 0.1% of total investments.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.5%

CANADA - 3.5%
Manitoba Telecom Services, Inc.	469,863	$13,284
Morneau Shepell, Inc.	245,500	3,509
Winpak Ltd.	125,300	4,239

		21,032

DENMARK - 7.2%
NKT Holding AS	41,233	2,913
Royal Unibrew AS	140,627	5,428
Scandinavian Tobacco Group AS	1,375,276	23,153
Sydbank AS	397,706	12,344

		43,838

FRANCE - 8.9%
Bonduelle SCA	370,464	9,753
Elis S.A.	1,137,725	20,300
Euronext N.V.	408,843	16,873
Vallourec S.A. (1)	446,192	3,076
Virbac S.A. (1)	21,168	3,726

		53,728

GERMANY - 15.2%
Aareal Bank AG	551,584	20,766
Gerresheimer AG	215,785	16,041
Takkt AG	1,141,114	25,838
Wirecard AG	678,698	29,213

		91,858

HONG KONG - 0.5%
Chow Tai Fook Jewellery Group Ltd.	3,926,600	3,003

ITALY - 7.9%
Buzzi Unicem S.p.A.	395,550	9,373
Davide Campari-Milano S.p.A.	1,051,358	10,281
Enav S.p.A. (1)	5,389,808	18,632
Hera S.p.A.	3,348,927	7,727
RAI Way S.p.A.	439,408	1,656

		47,669

JAPAN - 4.5%
Cosmos Pharmaceutical Corp.	33,157	6,114
Dip Corp.	24,100	498
Sugi Holdings Co., Ltd.	307,800	14,643
Zenkoku Hosho Co., Ltd.	180,925	5,813

		27,068

NETHERLANDS - 4.6%
InterXion Holding N.V. (1)	799,415	28,035

RUSSIA - 1.5%
Yandex N.V., Class A (1)	447,812	9,014

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

SINGAPORE - 2.6%
SATS Ltd.	4,684,600	15,689

SOUTH AFRICA - 0.6%
Pioneer Foods Group Ltd.	348,456	3,907

SPAIN - 5.7%
Cellnex Telecom SAU	1,101,451	15,844
Ebro Foods S.A.	790,971	16,573
Euskaltel S.A. (1)	275,927	2,446

		34,863

SWEDEN - 5.7%
Cloetta AB, Class B	4,848,342	15,273
Dometic Group AB (1)	1,546,099	11,361
Loomis AB, Class B	256,807	7,642

		34,276

SWITZERLAND - 4.8%
Comet Holding AG (1)	29,486	29,101

TAIWAN - 4.9%
Ginko International Co., Ltd.	2,859,000	29,584

UNITED KINGDOM - 15.4%
AA plc	5,735,060	19,585
BCA Marketplace plc	3,326,946	7,647
Berendsen plc	784,892	8,420
Dignity plc	688,848	20,977
Domino’s Pizza Group plc	1,852,884	8,239
HomeServe plc	2,553,753	19,513
Safestore Holdings plc	1,985,474	8,564

		92,945

Total common stocks (Cost $516,246)		565,610

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/30/16, due 1/3/17, maturity value $39,875 (Cost $39,875)(2)	$39,875	$39,875

Total investments - 100.1% (Cost $556,121)		605,485

Other assets less liabilities - (0.1)%		(825)

Total net assets - 100.0%(3)		$604,660

(1)	Non-income producing security.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

(2)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	2.125%	6/30/2022	$40,676

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION - December 31, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$98,306	16.2%
Consumer Staples	105,125	17.4
Energy	3,076	0.5
Financials	55,796	9.2
Health Care	49,351	8.2
Industrials	96,618	16.0
Information Technology	95,861	15.8
Materials	13,612	2.2
Real Estate	8,564	1.4
Telecommunication Services	31,574	5.2
Utilities	7,727	1.3
Short-term investments	39,875	6.6

Total investments	$605,485	100.0%

TRADING CURRENCIES - December 31, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$92,945	15.3%
Canadian dollar	21,032	3.5
Danish krone	43,838	7.2
Euro	228,118	37.7
Hong Kong dollar	3,003	0.5
Japanese yen	27,068	4.5
Singapore dollar	15,689	2.6
South African rand	3,907	0.6
Swedish krona	34,276	5.7
Swiss franc	29,101	4.8
Taiwan dollar	29,584	4.9
U.S. dollar	76,924	12.7

Total investments	$605,485	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 86.2%

BELGIUM - 2.4%
Groupe Bruxelles Lambert S.A.	3,448,708	$289,406

BRAZIL - 2.8%
Telefonica Brasil S.A. (DR)	25,107,932	335,944

CANADA - 1.9%
Imperial Oil Ltd.	6,465,114	224,918

CHINA - 3.8%
Baidu, Inc. (DR) (1)	2,756,805	453,246

DENMARK - 4.4%
Carlsberg AS, Class B	2,808,772	242,400
ISS AS	8,455,401	285,418

		527,818

FRANCE - 2.4%
Sodexo S.A.	906,726	104,228
Vivendi S.A.	9,455,952	179,716

		283,944

INDIA - 1.6%
HCL Technologies Ltd.	15,749,743	191,494

JAPAN - 4.3%
Credit Saison Co., Ltd.	3,633,647	64,574
Stanley Electric Co., Ltd.	7,356,904	201,115
Sugi Holdings Co., Ltd.	230,500	10,965
Tokyo Electron Ltd.	2,571,535	243,017

		519,671

KOREA - 5.1%
Kia Motors Corp. (1)(2)	2,142,321	69,513
Samsung Electronics Co., Ltd. (2)	363,411	536,961

		606,474

NETHERLANDS - 4.6%
ING Groep N.V.	34,062,680	479,396
RELX N.V.	3,925,931	66,081

		545,477

NORWAY - 1.7%
Aker Solutions ASA (1)	9,095,723	43,575
Orkla ASA	16,383,290	148,364
TGS Nopec Geophysical Co. ASA	562,673	12,491

		204,430

SWITZERLAND - 17.7%
ABB Ltd. (1)	21,826,276	460,403
Adecco Group AG	2,894,146	189,428
Cie Financiere Richemont S.A.	3,815,031	252,699
Novartis AG	3,744,520	272,483
Panalpina Welttransport Holding AG (3)	2,242,632	280,136

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

Pargesa Holding S.A.	1,265,602	82,402
UBS Group AG	37,026,616	579,961

		2,117,512

UNITED KINGDOM - 20.5%
Amec Foster Wheeler plc	15,173,229	87,887
Compass Group plc	29,039,263	537,178
Diageo plc	4,686,319	121,861
IMI plc	7,431,427	95,248
Lloyds Banking Group plc	344,590,407	265,463
QinetiQ Group plc	16,151,808	52,312
RELX plc	19,714,810	352,057
Royal Bank of Scotland Group plc (1)	139,682,072	386,636
Tesco plc (1)	133,327,346	339,880
Unilever plc (DR)	2,443,679	99,458
Vesuvius plc (3)	21,884,067	106,612

		2,444,592

UNITED STATES - 13.0%
Accenture plc, Class A	1,021,703	119,672
Aon plc	1,939,584	216,322
Arch Capital Group Ltd. (1)(3)	6,213,676	536,178
Medtronic plc	4,666,276	332,379
TE Connectivity Ltd.	5,008,601	346,996

		1,551,547

Total common stocks (Cost $8,733,790)		10,296,473

PREFERRED STOCKS - 0.4%

KOREA - 0.4%
Samsung Electronics Co., Ltd. (2)(4)	42,024	49,416

Total preferred stocks (Cost $36,987)		49,416

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 12.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/30/16, due 1/3/17, maturity value $1,544,200 (Cost $1,544,195)(5)	$1,544,195	$1,544,195

Total investments - 99.5% (Cost $10,314,972)		11,890,084

Other assets less liabilities - 0.5%		58,773

Total net assets - 100.0%(6)		$11,948,857

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $655,890, or 5.5% of total net assets.

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (D) in Notes to Form N-Q.
(4)	Non-voting shares.
(5)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	0.625%	7/15/2021	$110,732
U.S. Treasury Note	1.125%	6/30/2021	200,209
U.S. Treasury Note	1.125%	7/31/2021	432,537
U.S. Treasury Note	1.375%	1/31/2021	14,484
U.S. Treasury Note	1.375%	4/30/2021	687,145
U.S. Treasury Bond	2.500%	2/15/2046	66,518
U.S. Treasury Note	7.875%	2/15/2021	63,459

			$1,575,084

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION - December 31, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$1,344,449	11.3%
Consumer Staples	962,928	8.1
Energy	368,871	3.1
Financials	2,900,338	24.4
Health Care	604,862	5.1
Industrials	1,887,695	15.9
Information Technology	1,940,802	16.3
Telecommunication Services	335,944	2.8
Short-term investments	1,544,195	13.0

Total investments	$11,890,084	100.0%

TRADING CURRENCIES - December 31, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$2,345,134	19.7%
Canadian dollar	224,918	1.9
Danish krone	527,818	4.5
Euro	1,118,827	9.4
Indian rupee	191,494	1.6
Japanese yen	519,671	4.4
Korean won	655,890	5.5
Norwegian krone	204,430	1.7
Swiss franc	2,117,512	17.8
U.S. dollar	3,984,390	33.5

Total investments	$11,890,084	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS - December 31, 2016

(Unaudited)

Dollar values in thousands

	Contract Settlement	Contract Amount				Unrealized Appreciation/
Counterparty	Date	Deliver		Receive		(Depreciation)
State Street Bank and Trust Company	5/15/2017	CNH	2,652,559	USD	380,224	$10,001
State Street Bank and Trust Company	2/3/2017	JPY	22,967,000	USD	227,395	30,561
State Street Bank and Trust Company	2/3/2017	JPY	5,230,980	USD	44,483	(348)

						$40,214

JPY - Japanese yen

CNH - Chinese yuan renminbi offshore

USD - U.S. dollar

ARTISAN MID CAP FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.5%

CONSUMER DISCRETIONARY - 18.5%
Auto Components - 1.5%
Delphi Automotive plc	1,576,112	$106,151

Distributors - 4.3%
LKQ Corp. (1)	9,961,414	305,317

Hotels, Restaurants & Leisure - 2.1%
Aramark	3,014,978	107,695
Panera Bread Co., Class A (1)	185,945	38,136

		145,831

Household Durables - 1.3%
Newell Brands, Inc.	2,033,357	90,789

Internet & Direct Marketing Retail - 1.8%
Ctrip.com International Ltd. (DR) (1)(2)	2,049,410	81,976
Expedia, Inc.	436,959	49,499

		131,475

Media - 1.5%
CBS Corp., Class B (3)	1,721,584	109,527

Multiline Retail - 1.0%
Dollar Tree, Inc. (1)	961,815	74,233

Specialty Retail - 5.0%
Advance Auto Parts, Inc.	632,899	107,036
O’Reilly Automotive, Inc. (1)	155,909	43,407
Tractor Supply Co.	950,642	72,068
Ulta Salon Cosmetics & Fragrance, Inc. (1)	528,156	134,648

		357,159

CONSUMER STAPLES - 3.1%
Beverages - 1.7%
Monster Beverage Corp. (1)	2,651,662	117,575

Food Products - 1.4%
Blue Buffalo Pet Products, Inc. (1)	1,556,918	37,428
WhiteWave Foods Co. (1)	1,164,969	64,772

		102,200

ENERGY - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Cimarex Energy Co.	822,919	111,835
Concho Resources, Inc. (1)	1,301,512	172,580

		284,415

FINANCIALS - 9.7%
Banks - 2.0%
SVB Financial Group (1)	826,662	141,905

ARTISAN MID CAP FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

Capital Markets - 7.7%
Intercontinental Exchange, Inc.	2,196,275	123,914
Northern Trust Corp.	1,050,239	93,524
S&P Global, Inc.	2,387,816	256,786
TD Ameritrade Holding Corp.	1,714,602	74,756

		548,980

HEALTH CARE - 18.3%
Biotechnology - 3.7%
Regeneron Pharmaceuticals, Inc. (1)	567,957	208,491
Seattle Genetics, Inc. (1)	1,028,585	54,279

		262,770

Health Care Equipment & Supplies - 7.9%
Becton Dickinson & Co.	896,513	148,417
Boston Scientific Corp. (1)	13,847,764	299,527
DexCom, Inc. (1)	2,011,068	120,061

		568,005

Health Care Providers & Services - 4.2%
Cigna Corp.	1,342,083	179,020
Envision Healthcare Corp. (1)	1,956,703	123,840

		302,860

Health Care Technology - 2.5%
athenahealth, Inc. (1)	592,700	62,334
Veeva Systems, Inc., Class A (1)	2,775,443	112,961

		175,295

INDUSTRIALS - 20.9%
Building Products - 3.2%
AO Smith Corp.	777,415	36,810
Fortune Brands Home & Security, Inc.	3,564,041	190,534

		227,344

Commercial Services & Supplies - 3.6%
Cintas Corp.	528,289	61,049
Waste Connections, Inc.	2,455,444	192,973

		254,022

Electrical Equipment - 2.4%
Acuity Brands, Inc.	542,883	125,330
AMETEK, Inc.	1,005,302	48,858

		174,188

Industrial Conglomerates - 1.3%
Roper Technologies, Inc.	507,327	92,882

Machinery - 2.1%
Middleby Corp. (1)	695,519	89,590
Wabtec Corp.	766,232	63,612

		153,202

Professional Services - 6.7%
IHS Markit Ltd. (1)	9,644,002	341,494
Nielsen Holdings plc	1,397,141	58,610
Verisk Analytics, Inc. (1)	954,423	77,471

		477,575

ARTISAN MID CAP FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

Trading Companies & Distributors - 1.6%
HD Supply Holdings, Inc. (1)	2,687,947	114,265

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 2.4%
Harris Corp.	760,991	77,979
Motorola Solutions, Inc.	1,142,416	94,695

		172,674

IT Services - 8.1%
Fidelity National Information Services, Inc.	1,543,210	116,728
Gartner, Inc. (1)	938,370	94,841
Global Payments, Inc.	3,710,497	257,546
Vantiv, Inc., Class A (1)	1,788,515	106,631

		575,746

Semiconductors & Semiconductor Equipment - 1.7%
NVIDIA Corp.	1,121,132	119,670

Software - 7.2%
Activision Blizzard, Inc.	2,581,547	93,220
Atlassian Corp. plc, Class A (1)	2,117,396	50,987
Electronic Arts, Inc. (1)	1,790,638	141,030
Guidewire Software, Inc. (1)	2,109,844	104,078
Intuit, Inc.	486,962	55,811
Workday, Inc., Class A (1)	1,051,471	69,492

		514,618

MATERIALS - 1.6%
Chemicals - 1.6%
RPM International, Inc.	2,118,862	114,058

Total common stocks (Cost $5,335,166)		6,814,731

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/30/16, due 1/3/17, maturity value $287,854 (Cost $287,853)(4)	$287,853	$287,853

Total investments - 99.5% (Cost $5,623,019)		7,102,584

Other assets less liabilities - 0.5%		38,272

Total net assets - 100.0%(5)		$7,140,856

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Ctrip.com International Ltd. (DR)	China	U.S. dollar

ARTISAN MID CAP FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

(3)	Non-voting shares.
(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	0.125%	1/15/2023	$78,358
U.S. Treasury Note	1.375%	6/30/2023	72,997
U.S. Treasury Note	2.125%	6/30/2022	142,256

			$293,611

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.0%

CONSUMER DISCRETIONARY - 17.2%
Auto Components - 2.0%
Gentex Corp.	4,257,414	$83,829

Automobiles - 1.5%
Harley-Davidson, Inc.	1,039,872	60,666

Diversified Consumer Services - 1.6%
H&R Block, Inc.	2,975,355	68,403

Internet & Direct Marketing Retail - 4.7%
Liberty Expedia Holdings, Inc., Class A (1)	822,973	32,647
Liberty Interactive Corp. QVC Group, Class A (1)	4,634,359	92,595
Liberty Ventures, Series A (1)	1,974,718	72,808

		198,050

Media - 4.5%
News Corp., Class A (2)	5,718,082	65,529
Omnicom Group, Inc.	1,037,526	88,304
TEGNA, Inc.	1,632,086	34,910

		188,743

Specialty Retail - 2.0%
AutoNation, Inc. (1)	1,710,958	83,238

Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	1,114,757	39,039

ENERGY - 11.5%
Oil, Gas & Consumable Fuels - 11.5%
Apache Corp.	2,044,996	129,796
Devon Energy Corp.	3,621,664	165,402
Hess Corp.	1,888,318	117,623
Tesoro Corp.	831,412	72,707

		485,528

FINANCIALS - 23.1%
Banks - 4.7%
Fifth Third Bancorp	3,952,063	106,587
M&T Bank Corp.	586,696	91,777

		198,364

Capital Markets - 1.3%
Intercontinental Exchange, Inc.	928,729	52,399

Insurance - 15.7%
Alleghany Corp. (1)	218,332	132,772
Allied World Assurance Co. Holdings AG	1,589,702	85,383
Allstate Corp.	1,046,813	77,590
Aon plc	661,124	73,735
Arch Capital Group Ltd. (1)	1,082,789	93,434
Loews Corp.	1,318,371	61,739

ARTISAN MID CAP VALUE FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

Progressive Corp.	1,014,541	36,016
Torchmark Corp.	1,359,876	100,304

		660,973

Mortgage Real Estate Investment Trusts (REITs) - 1.4%
AGNC Investment Corp.	3,282,943	59,520

HEALTH CARE - 1.7%
Health Care Providers & Services - 1.7%
AmerisourceBergen Corp.	901,160	70,462

INDUSTRIALS - 13.1%

Aerospace & Defense - 1.5%
Rockwell Collins, Inc.	685,967	63,630

Construction & Engineering - 3.9%
Fluor Corp.	1,684,074	88,447
Jacobs Engineering Group, Inc. (1)	1,330,542	75,841

		164,288

Electrical Equipment - 0.5%
Hubbell, Inc.	163,966	19,135

Marine - 1.8%
Kirby Corp. (1)	1,140,870	75,868

Road & Rail - 2.0%
Ryder System, Inc.	1,124,729	83,725

Trading Companies & Distributors - 3.4%
Air Lease Corp.	4,221,764	144,933

INFORMATION TECHNOLOGY - 14.0%
Electronic Equipment, Instruments & Components - 8.5%
Arrow Electronics, Inc. (1)	1,575,570	112,338
Avnet, Inc.	2,358,842	112,304
FLIR Systems, Inc.	1,360,767	49,246
Keysight Technologies, Inc. (1)	2,280,709	83,406

		357,294

Internet Software & Services - 1.9%
IAC/InterActiveCorp (1)	1,209,976	78,395

Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	1,159,010	84,167

Software - 1.6%
Synopsys, Inc. (1)	1,144,824	67,384

MATERIALS - 9.2%
Chemicals - 5.8%
Agrium, Inc. (3)	641,301	64,483
Celanese Corp., Series A	1,419,011	111,733
Mosaic Co.	2,331,403	68,380

		244,596

ARTISAN MID CAP VALUE FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

Metals & Mining - 3.4%
Goldcorp, Inc. (3)	6,547,342	89,044
Kinross Gold Corp. (1)(3)	17,612,237	54,774

		143,818

REAL ESTATE - 0.8%
Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc.	331,127	33,457

UTILITIES - 1.4%
Electric Utilities - 1.4%
OGE Energy Corp.	1,824,719	61,037

Total common stocks (Cost $2,586,667)		3,870,941

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/30/16, due 1/3/17, maturity value $310,056 (Cost $310,055)(4)	$310,055	$310,055

Total investments - 99.4% (Cost $2,896,722)		4,180,996

Other assets less liabilities - 0.6%		23,909

Total net assets - 100.0%(5)		$4,204,905

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Agrium, Inc.	Canada	U.S. dollar
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar

(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Note	0.125%	7/15/2024	$151,893
U.S. Treasury Note	1.375%	6/30/2023	7,125
U.S. Treasury Note	2.125%	5/15/2025	102,898
U.S. Treasury Bond	2.500%	2/15/2046	54,343

			$316,259

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN SMALL CAP FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.2%

CONSUMER DISCRETIONARY - 12.3%
Auto Components - 2.8%
Gentherm, Inc. (1)	396,676	$13,427
Visteon Corp.	245,850	19,752

		33,179

Distributors - 2.1%
LKQ Corp. (1)	826,343	25,327

Diversified Consumer Services - 2.1%
Bright Horizons Family Solutions, Inc. (1)	354,994	24,857

Hotels, Restaurants & Leisure - 1.0%
Dunkin’ Brands Group, Inc.	229,773	12,049

Media - 0.6%
Imax Corp. (1)	212,381	6,669

Multiline Retail - 1.6%
Ollie’s Bargain Outlet Holdings, Inc. (1)	686,306	19,525

Specialty Retail - 2.1%
Burlington Stores, Inc. (1)	302,414	25,630

CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 0.8%
PriceSmart, Inc.	115,608	9,653

Food Products - 0.6%
Blue Buffalo Pet Products, Inc. (1)	306,515	7,369

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Diamondback Energy, Inc. (1)	105,791	10,691
RSP Permian, Inc. (1)	136,976	6,112

		16,803

FINANCIALS - 4.0%
Banks - 2.4%
SVB Financial Group (1)	111,907	19,210
Webster Financial Corp.	175,736	9,539

		28,749

Capital Markets - 1.6%
Bats Global Markets, Inc.	554,467	18,580

HEALTH CARE - 18.5%
Biotechnology - 1.6%
DBV Technologies S.A. (DR) (1)(2)	289,207	10,160
Seattle Genetics, Inc. (1)	170,457	8,995

		19,155

ARTISAN SMALL CAP FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

Health Care Equipment & Supplies - 7.9%
DexCom, Inc. (1)	685,854	40,945
GenMark Diagnostics, Inc. (1)	1,089,355	13,334
Glaukos Corp. (1)	214,082	7,343
Integra LifeSciences Holdings Corp. (1)	108,273	9,289
Nevro Corp. (1)	240,682	17,488
Penumbra, Inc. (1)	89,708	5,723

		94,122

Health Care Providers & Services - 3.5%
Envision Healthcare Corp. (1)	235,859	14,927
HealthEquity, Inc. (1)	247,335	10,022
Surgical Care Affiliates, Inc. (1)	380,151	17,590

		42,539

Health Care Technology - 4.4%
athenahealth, Inc. (1)	175,288	18,435
Veeva Systems, Inc., Class A (1)	835,712	34,014

		52,449

Life Sciences Tools & Services - 1.1%
NeoGenomics, Inc. (1)	1,484,824	12,725

INDUSTRIALS - 24.8%
Aerospace & Defense - 7.9%
BWX Technologies, Inc.	550,257	21,845
Cubic Corp.	126,345	6,058
HEICO Corp.	76,661	5,914
Taser International, Inc. (1)	843,999	20,459
Teledyne Technologies, Inc. (1)	331,802	40,812

		95,088

Building Products - 1.3%
Masonite International Corp. (1)	229,920	15,129

Commercial Services & Supplies - 0.9%
Brady Corp., Class A (3)	275,147	10,332

Electrical Equipment - 5.5%
Acuity Brands, Inc.	287,070	66,273

Machinery - 8.3%
Donaldson Co., Inc.	554,663	23,340
IDEX Corp.	283,915	25,569
John Bean Technologies Corp.	469,552	40,358
Proto Labs, Inc. (1)	184,960	9,498

		98,765

Professional Services - 0.9%
Dun & Bradstreet Corp.	87,113	10,568

INFORMATION TECHNOLOGY - 33.8%
Electronic Equipment, Instruments & Components - 4.1%
Cognex Corp.	662,367	42,140
National Instruments Corp.	220,632	6,800

		48,940

ARTISAN SMALL CAP FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

Internet Software & Services - 9.8%
Benefitfocus, Inc. (1)	569,117	16,903
CoStar Group, Inc. (1)	137,603	25,937
Match Group, Inc. (1)	364,715	6,236
MercadoLibre, Inc.	70,419	10,995
Pandora Media, Inc. (1)	1,197,325	15,613
Q2 Holdings, Inc. (1)	987,925	28,502
SPS Commerce, Inc. (1)	190,370	13,305

		117,491

Software - 19.9%
ACI Worldwide, Inc. (1)	466,813	8,473
Atlassian Corp. plc, Class A (1)	732,308	17,634
Blackbaud, Inc.	269,108	17,223
Ellie Mae, Inc. (1)	255,361	21,368
Guidewire Software, Inc. (1)	655,505	32,336
HubSpot, Inc. (1)	165,890	7,797
Manhattan Associates, Inc. (1)	151,791	8,049
Paylocity Holding Corp. (1)	311,045	9,334
Proofpoint, Inc. (1)	510,714	36,082
Take-Two Interactive Software, Inc. (1)	423,344	20,867
Tyler Technologies, Inc. (1)	157,211	22,445
Ultimate Software Group, Inc. (1)	198,677	36,229

		237,837

Total common stocks (Cost $755,889)		1,149,803

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/30/16, due 1/3/17, maturity value $42,586 (Cost $42,586)(4)	$42,586	$42,586

Total investments - 99.8% (Cost $798,475)		1,192,389

Other assets less liabilities - 0.2%		2,658

Total net assets - 100.0%(5)		$1,195,047

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
DBV Technologies S.A. (DR)	France	U.S. dollar

(3)	Non-voting shares.

ARTISAN SMALL CAP FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

(4)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	2.500%	2/15/2046	$43,439

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN VALUE FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 88.2%

CONSUMER DISCRETIONARY - 12.5%
Auto Components - 2.9%
Cie Generale des Etablissements Michelin (1)	231,854	$25,797

Internet & Direct Marketing Retail - 5.3%
Liberty Expedia Holdings, Inc., Class A (2)	199,132	7,899
Liberty Interactive Corp. QVC Group, Class A (2)	1,099,884	21,976
Liberty Ventures, Series A (2)	462,590	17,056

		46,931

Media - 4.3%
CBS Corp., Class B (3)	288,500	18,354
News Corp., Class A (3)	1,208,597	13,851
Time Warner, Inc.	60,875	5,876

		38,081

ENERGY - 15.6%
Oil, Gas & Consumable Fuels - 15.6%
Apache Corp.	439,183	27,875
Devon Energy Corp.	978,926	44,707
EOG Resources, Inc.	124,786	12,616
Hess Corp.	479,322	29,857
Occidental Petroleum Corp.	323,012	23,008

		138,063

FINANCIALS - 19.8%
Banks - 5.9%
Citigroup, Inc.	587,257	34,901
Wells Fargo & Co.	322,381	17,766

		52,667

Capital Markets - 2.7%
Goldman Sachs Group, Inc.	100,731	24,120

Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc., Class B (2)	214,436	34,949

Insurance - 5.2%
Alleghany Corp. (2)	39,317	23,909
Chubb Ltd.	165,827	21,909

		45,818

Mortgage Real Estate Investment Trusts (REITs) - 2.0%
AGNC Investment Corp.	995,857	18,055

HEALTH CARE - 6.7%
Biotechnology - 2.1%
Gilead Sciences, Inc.	259,700	18,597

Health Care Equipment & Supplies - 1.9%
Medtronic plc	233,400	16,625

ARTISAN VALUE FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

Pharmaceuticals - 2.7%
Allergan plc (2)	116,117	24,386

INDUSTRIALS - 5.4%
Construction & Engineering - 1.4%
Jacobs Engineering Group, Inc. (2)	222,544	12,685

Trading Companies & Distributors - 4.0%
Air Lease Corp.	1,038,446	35,650

INFORMATION TECHNOLOGY - 11.9%
Electronic Equipment, Instruments & Components - 3.2%
Arrow Electronics, Inc. (2)	174,079	12,412
Avnet, Inc.	344,384	16,396

		28,808

Internet Software & Services - 3.1%
Alphabet, Inc., Class C (2)(3)	35,121	27,107

Semiconductors & Semiconductor Equipment - 1.3%
QUALCOMM, Inc.	181,432	11,830

Software - 1.7%
Oracle Corp.	380,759	14,640

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	201,900	23,384

MATERIALS - 15.3%
Chemicals - 9.9%
Agrium, Inc. (1)	183,686	18,470
Celanese Corp., Series A	247,547	19,492
LyondellBasell Industries N.V., Class A	356,260	30,560
Mosaic Co.	643,098	18,862

		87,384

Metals & Mining - 5.4%
Goldcorp, Inc. (1)	2,293,509	31,192
Kinross Gold Corp. (1)(2)	5,470,910	17,014

		48,206

REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
Jones Lang LaSalle, Inc.	85,462	8,635

Total common stocks (Cost $628,097)		782,418

PREFERRED STOCKS - 4.1%

INFORMATION TECHNOLOGY - 4.1%
Technology Hardware, Storage & Peripherals - 4.1%
Samsung Electronics Co., Ltd. (1)(3)(4)	30,811	36,231

ARTISAN VALUE FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

Total preferred stocks (Cost $19,520)		36,231

	Principal Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.03%, dated 12/30/16, due 1/3/17, maturity value $66,296 (Cost $66,296)(5)	$66,296	$66,296

Total investments - 99.8% (Cost $713,913)		884,945

Other assets less liabilities - 0.2%		1,480

Total net assets - 100.0%(6)		$886,425

(1)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Agrium, Inc.	Canada	U.S. dollar
Cie Generale des Etablissements Michelin	France	Euro
Goldcorp, Inc.	Canada	U.S. dollar
Kinross Gold Corp.	Canada	U.S. dollar
Samsung Electronics Co., Ltd.	Korea	Korean won

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $36,231, or 4.1% of total net assets.

(5)	Collateralized by:

Security	Rate	Maturity	Value
U.S. Treasury Bond	3.000%	11/15/2045	$46,468
U.S. Treasury Bond	3.125%	8/15/2044	21,158

			$67,626

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN VALUE FUND

Schedule of Investments - December 31, 2016

(Unaudited)

Dollar values in thousands

TRADING CURRENCIES - December 31, 2016

(Unaudited)

Dollar values in thousands

	Value	Percentage of Total Investments
Euro	$25,797	2.9%
Korean won	36,231	4.1
U.S. dollar	822,917	93.0

Total investments	$884,945	100.0%

ARTISAN PARTNERS FUNDS, INC.

Notes to Form N-Q - December 31, 2016 (Unaudited)

As of December 31, 2016, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of fourteen open-end, diversified mutual funds which follows specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

On November 18, 2016 the board of directors of Artisan Partners Funds approved a plan of liquidation for Artisan Global Small Cap Fund. The liquidation occurred on January 20, 2017, shortly after the reporting period ended on December 31, 2016.

(A) Valuation:

The net asset value (“NAV”) of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented.

In determining each Fund’s NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price as of the time of valuation on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange as of the time of valuation, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market.

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available, were valued by the Fund’s valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund may therefore have used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event might include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. The Funds monitored for subsequent events using several tools. In fair valuing non-U.S. equity securities, the Funds may have used adjustment factors provided by a third party research service when there were subsequent events or expected or unexpected market closures. The third party research service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above may differ from the value realized on the sale of those securities or assets and the differences may have been material to the NAV of the applicable Fund.

Securities and other assets and liabilities denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation.

(B) Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that the Artisan Partners Limited Partnership determines are creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at repurchase price plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and, in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

(C) Fair Value Measurements:

Under United States generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of

Notes to Form N-Q - (continued)

fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. where the applicable trading market was closed or whose value the Fund adjusted as a result of significant market movements following the close of local trading)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques and fair value leveling applied to the Funds’ major classes of assets are as follows:

Bank Loans & Corporate Bonds – Evaluated prices obtained from pricing vendors may use various observable and unobservable inputs, including, but not limited to, recent trading activity, broker-dealers quotations, pricing formulas, estimates of market values obtained from yield data relating to investments with similar characteristics and/or discounted cash flow models that might be applicable. When the approved pricing vendors do not provide an evaluated price, or the provided price is determined by the valuation committee to not represent a fair value, securities may be valued using quotes from dealers that make markets in the securities or pricing models as approved by the valuation committee, or the valuation committee will determine a fair value in accordance with the Funds’ fair value procedures. Bank loans and corporate bonds are generally categorized as Level 2 of the fair value hierarchy unless key inputs are unobservable, in which case they would be categorized as Level 3.

Equity Securities – Exchange-traded equity securities are valued using the closing price on the principal exchange in which the security trades. Absent a current closing price, the securities are valued using the closing price from another exchange on which the security is traded or the most recent bid quotation on the principal exchange. If the valuation committee determines the resulting price does not represent a fair value, the valuation committee will determine a fair value based on the information available.

Foreign equity securities prices may be adjusted for significant events such as company-specific news, regional events or significant market movement subsequent to the close of the local exchange on which the security is traded. The Funds utilize a third party research service to assist in determining fair values of foreign equity securities. Equity securities valued at a current day closing price or bid quotation are generally categorized as Level 1 of the fair value hierarchy. Foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Equity securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

Equity-Linked Securities – Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security. Equity-linked securities are generally categorized as Level 2.

Other Instruments – Foreign currency forward contracts are valued based upon forward currency exchange rates as of the close of regular session trading on the NYSE. Repurchase agreements are valued at cost plus accrued interest. Foreign currency forward contracts and repurchase agreements are generally categorized as Level 2.

Notes to Form N-Q - (continued)

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of December 31, 2016 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Developing World
Common Stocks(1)
Developed Markets	$222,652	$—	$—		$222,652
Emerging Asia	331,382	41,896	—		373,278
Europe, Middle East & Africa	88,705	21,458	—		110,163
Latin America	57,119	84,630	—		141,749
Equity-Linked Securities(1)
Europe, Middle East & Africa	—	6,869	—		6,869
Repurchase Agreement	—	74,861	—		74,861
Total Investments	$699,858	$229,714	$—		$929,572
Emerging Markets
Common Stocks(1)
Developed Markets	$1,499	$—	$—		$1,499
Emerging Asia	15,221	2,339	—	(3)	17,560
Europe, Middle East & Africa	6,080	—	—		6,080
Latin America	3,529	2,434	—		5,963
Preferred Stocks(1)
Emerging Asia	—	2,348	—		2,348
Europe, Middle East & Africa	807	—	—		807
Latin America	—	934	—		934
Repurchase Agreement	—	762	—		762
Total Investments	$27,136	$8,817	$—	(3)	$35,953
Global Equity
Common Stocks(1)
Americas	$128,900	$—	$—		$128,900
Emerging Markets	14,207	—	—		14,207
Europe	62,718	—	—		62,718
Pacific Basin	23,407	—	—		23,407
Repurchase Agreement	—	340	—		340
Total Investments	$229,232	$340	$—		$229,572
Global Opportunities
Common Stocks(1)
Americas	$1,034,113	$—	$—		$1,034,113
Emerging Markets	79,587	37,863	—		117,450
Europe	278,723	—	—		278,723
Pacific Basin	271,686	—	—		271,686
Repurchase Agreement	—	78,442	—		78,442
Total Investments	1,664,109	116,305	—		1,780,414
Foreign Currency Forward Contracts(2)	—	7,518	—		7,518
Total	$1,664,109	$123,823	$—		$1,787,932
Global Small Cap
Common Stocks(1)
Americas	$2,397	$—	$—		$2,397
Emerging Markets	1,037	438	—		1,475
Europe	12,758	—	—		12,758
Pacific Basin	873	—	—		873

Notes to Form N-Q - (continued)

Repurchase Agreement	—	2,354	—		2,354
Total Investments	$17,065	$2,792	$—		$19,857
Global Value
Common Stocks(1)
Americas	$1,118,175	$—	$—		$1,118,175
Emerging Markets	128,096	113,132	—		241,228
Europe	631,374	—	—		631,374
Pacific Basin	1,708	—	—		1,708
Repurchase Agreement	—	326,359	—		326,359
Total Investments	1,879,353	439,491	—		2,318,844
Foreign Currency Forward Contracts(2)	—	1,262	—		1,262
Total	$1,879,353	$440,753	$—		$2,320,106
High Income
Corporate Bonds(1)	$—	$1,380,540	$—		$1,380,540
Bank Loans(1)	—	374,011	—		374,011
Common Stocks(1)	10,620	—	—		10,620
Escrow Shares(1)	—	—	—	(4)	—	(4)
Repurchase Agreement	—	104,610	—		104,610
Total Investments	$10,620	$1,859,161	$—	(4)	$1,869,781
International
Common Stocks(1)
Americas	$2,443,094	$—	$—		$2,443,094
Emerging Markets	962,418	1,111	—		963,529
Europe	6,483,209	—	—		6,483,209
Pacific Basin	2,390,434	—	—		2,390,434
Equity-Linked Securities(1)
Europe	—	309,673	—		309,673
Preferred Stocks(1)
Europe	196,679	—	—		196,679
Repurchase Agreement	—	81,531	—		81,531
Total Investments	$12,475,834	$392,315	$—		$12,868,149
International Small Cap
Common Stocks(1)
Americas	$21,032	$—	$—		$21,032
Emerging Markets	42,505	—	—		42,505
Europe	456,313	—	—		456,313
Pacific Basin	45,760	—	—		45,760
Repurchase Agreement	—	39,875	—		39,875
Total Investments	$565,610	$39,875	$—		$605,485
International Value
Common Stocks(1)
Americas	$1,776,465	$—	$—		$1,776,465
Emerging Markets	980,684	606,474	-		1,587,158
Europe	6,413,179	—	—		6,413,179
Pacific Basin	519,671	—	—		519,671
Preferred Stocks(1)
Emerging Markets	—	49,416	—		49,416
Repurchase Agreement	—	1,544,195	—		1,544,195

Notes to Form N-Q - (continued)

Total Investments	9,689,999	2,200,085	—	11,890,084
Foreign Currency Forward Contracts(2)	—	40,214	—	40,214
Total	$9,689,999	$2,240,299	$—	$11,930,298
Mid Cap
Common Stocks(1)	$6,814,731	$—	$—	$6,814,731
Repurchase Agreement	—	287,853	—	287,853
Total Investments	$6,814,731	$287,853	$—	$7,102,584
Mid Cap Value
Common Stocks(1)	$3,870,941	$—	$—	$3,870,941
Repurchase Agreement	—	310,055	—	310,055
Total Investments	$3,870,941	$310,055	$—	$4,180,996
Small Cap
Common Stocks(1)	$1,149,803	$—	$—	$1,149,803
Repurchase Agreement	—	42,586	—	42,586
Total Investments	$1,149,803	$42,586	$—	$1,192,389
Value
Common Stocks(1)	$782,418	$—	$—	$782,418
Preferred Stocks(1)	—	36,231	—	36,231
Repurchase Agreement	—	66,296	—	66,296
Total Investments	$782,418	$102,527	$—	$884,945

(1)	See the Fund’s Schedule of Investments for sector or country classifications.
(2)	Foreign currency forward contracts are valued at unrealized appreciation (depreciation).
(3)	Common stock, valued at $0.
(4)	Corporate bonds escrow, valued at $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At December 31, 2016, the fair value of certain securities was determined based on other observable inputs, such as quoted prices for securities of the same issuer that trade on a different exchange, or were adjusted due to local market holidays, which resulted in their Level 2 classification. There were securities classified as Level 2 at September 30, 2016 due to developments that occurred between the time of the close of foreign markets on which they trade and the close of regular session trading on the NYSE. There were no such developments at December 31, 2016, which resulted in transfers from Level 2 to Level 1. The following table summarizes security transfers from Level 2 to Level 1 and from Level 1 to Level 2 for each applicable Fund as of December 31, 2016 (in thousands):

	Transfers from Level 2 to Level 1	Transfers from Level 1 to Level 2
Developing World	$380,008	$84,630
Emerging Markets	20,465	3,368
Global Equity	55,816	—
Global Opportunities	561,052	17,929
Global Small Cap	13,539	—
Global Value	633,410	—
International	6,902,060	—
International Small Cap	433,325	—
International Value	7,024,887	—
Value	25,797	—

Notes to Form N-Q - (continued)

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at December 31, 2016		Valuation Technique(s)	Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Emerging Markets Fund
Common Stock	$—	(1)	Discounts for illiquidity and uncertainty	Last quote in inactive market less 100% discount	N/A
High Income Fund
Corporate Bonds Escrow	$—	(1)	Discounts for uncertainty of collectability	Last quote in inactive market less 100% discount	N/A

(1)	Includes one or more securities valued at $0.

As of December 31, 2016, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Emerging Markets Fund		High Income Fund
Balance as of September 30, 2016	$—	(1)	$—	(1)
Transfers into Level 3	—		—
Net change in unrealized appreciation (depreciation)	—		—
Purchases	—		—	(2)
Sales	—		—
Realized Gain/Loss	—		—
Transfers out of Level 3	—		—

Balance as of December 31, 2016	$—	(1)	$—	(1)

Net change in unrealized appreciation (depreciation) for investments held as of December 31, 2016	$—		$—

(1)	Includes one or more securities valued at $0.
(2)	Escrow shares received at cost of $0.

(D) Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended December 31, 2016 (dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940, as amended) during the period ended December 31, 2016.

		As of 9/30/16					As of 12/31/16
Fund	Security	Share Balance	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Dividend Income@	Share Balance	Value
International
	Wirecard AG§	6,298,195	$—	$35,401	$(4,131)	$—	5,511,294	$237,222

	Total#		$—	$35,401	$(4,131)	$—		$—
International Value
	Arch Capital Group Ltd.	6,462,064	$—	$21,211	$1,828	$—	6,213,676	$536,178
	Panalpina Welttransport Holding AG	2,261,132	—	2,290	(754)	—	2,242,632	280,136
	Stanley Electric Co., Ltd.§	9,167,804	—	50,542	19,307	82	7,356,904	201,115
	Vesuvius plc	28,706,714	—	32,472	(13,378)	—	21,884,067	106,612

	Total#		$—	$106,515	$7,003	$82		$922,926

@	Net of foreign taxes withheld, if any.
#	Total value as of December 31, 2016 is presented for only those issuers that were affiliates as of December 31, 2016.
§	Issuer was no longer an affiliate as of December 31, 2016.

Notes to Form N-Q - (continued)

(E) Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of December 31, 2016 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation on Investments
Developing World	$878,933	$73,916	$(23,277)	$50,639
Emerging Markets	37,180	7,615	(8,842)	(1,227)
Global Equity	212,660	24,238	(7,326)	16,912
Global Opportunities	1,481,770	315,327	(16,683)	298,644
Global Small Cap	19,433	1,284	(860)	424
Global Value	2,097,620	344,825	(123,601)	221,224
High Income	1,849,309	70,134	(49,662)	20,472
International	12,192,108	1,157,785	(481,744)	676,041
International Small Cap	557,426	75,345	(27,286)	48,059
International Value	10,391,116	2,286,525	(787,557)	1,498,968
Mid Cap	5,639,912	1,524,387	(61,715)	1,462,672
Mid Cap Value	2,966,417	1,285,781	(71,202)	1,214,579
Small Cap	804,651	397,067	(9,329)	387,738
Value	738,643	166,744	(20,442)	146,302

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	February 28, 2017

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	February 28, 2017